UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

ANNUAL REPORT

October 31, 2011

WGF-ANN

MFS® GLOBAL GROWTH FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	2.5%
Groupe Danone	2.2%
Danaher Corp.	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.0%
Apple, Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
BHP Billiton PLC	1.7%
Pernod Ricard S.A.	1.7%
Google, Inc., “A”	1.7%
United Technologies Corp.	1.6%

Equity sectors
Technology	17.4%
Financial Services	14.0%
Consumer Staples	12.2%
Health Care	10.9%
Retailing	10.4%
Industrial Goods & Services	10.2%
Basic Materials	8.2%
Special Products & Services	7.4%
Energy	4.9%
Leisure	1.3%
Transportation	1.2%
Autos & Housing	1.0%
Utilities & Communications	0.5%
Issuer country weightings (x)
United States	45.8%
France	11.6%
United Kingdom	10.9%
Switzerland	8.3%
Brazil	4.4%
Germany	4.3%
Netherlands	2.9%
Taiwan	1.9%
Israel	1.8%
Other Countries	8.1%

Currency exposure weightings (y)
United States Dollar	49.8%
Euro	18.8%
British Pound Sterling	10.9%
Swiss Franc	8.3%
Brazilian Real	3.2%
Taiwan Dollar	1.9%
Japanese Yen	1.6%
South Korean Won	1.1%
Israeli Shekel	1.1%
Other Currencies	3.3%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended October 31, 2011, Class A shares of the MFS Global Growth Fund (the “fund”) provided a total return of 2.73%, at net asset value. This compares with a return of 1.83% for the fund’s benchmark, the Morgan Stanley Capital International (MSCI) All Country World Growth Index, and a return of 0.94% for the fund’s other benchmark, the MSCI All Country World Index.

Market Environment

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields rose amidst the more “risk-seeking” environment.

However, towards the middle of the period, a weakening macroeconomic backdrop and renewed concerns over Greek debt sustainability began to challenge equity valuations and pushed high-quality sovereign bond yields lower. Towards the end of the reporting period, uncertainty in financial markets continued to increase. European policy makers debated and disagreed over elements of a new Greek bailout package, while Spanish and Italian bond yields increased markedly signaling a widening European crisis. In the U.S., concerns about sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply. As a result of these developments, global consumer and producer sentiment indicators fell precipitously, highly-rated sovereign bond yields hit multi-decade lows and, despite a more mixed picture emanating from the “hard” data, markets grew increasingly worried about a return to global recession.

Contributors to Performance

Stock selection in the technology sector boosted performance relative to the MSCI All Country World Growth Index. Holdings of semiconductor companies, Taiwan Semiconductor and Microchip Technology (b), aided relative results. Shares of Taiwan Semiconductor rose as the company reported stronger-than-expected sales, driven by robust tablet and smartphone demand.

4

Management Review – continued

Security selection and an underweight position in the basic materials sector also contributed to relative results. No individual stocks within this sector were among the fund’s top relative contributors for the reporting period.

Stock selection and an underweight position in the energy sector also contributed positively to relative returns. Holdings of oil and gas drilling equipment manufacturer National Oilwell Varco and integrated energy company Chevron (b) benefited relative performance as both stocks outperformed the benchmark during the reporting period. Shares of Chevron climbed as the company reported better-than-expected earnings, driven by higher production volumes and oil and gas realizations, and higher downstream income. The company also reaffirmed higher levels of production and capital spending.

Individual securities in other sectors that bolstered relative performance included global consulting and outsourcing company Accenture, medical device manufacturer Synthes (Switzerland), industrial and consumer products manufacturer Danaher, food and beverage producer Danone (France), athletic shoes and apparel manufacturer Nike, and fashion distributor Inditex (Spain). Shares of Nike rose as the company reported positive earnings driven by strong back-to-school demand for their Nike Free, Air Max, and Lunar series. Additionally, Nike benefited from continued momentum in emerging markets and market share gains in North America.

Detractors from Performance

During the reporting period, top relative detractors included financial services firm Banco Santander (Brasil), network equipment company Cisco Systems, and information technology products and electronics maker Acer (h) (Taiwan). Shares of Banco Santander (Brasil) fell as the company reported net income that was lower-than-consensus expectations due, in part, to the deterioration of asset quality in Brazil and higher-than-expected loan loss charges. The fund’s holdings of derivative trading systems provider BM&F Bovespa (Brazil), financial services firm Credit Suisse (b) (Switzerland), medical diagnostics company Diagnosticos da America (Brazil), and generic drug manufacturer Teva Pharmaceutical Industries (Israel) also hindered relative results. Shares of Teva Pharmaceutical declined due, in part, to the company’s failure to win U.S. approval for a new formulation of its top-selling multiple sclerosis medicine, Copaxone, and the possible requirement of a new study to prove its efficacy.

Respectfully,

David Antonelli	Jeffrey Constantino
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

5

Management Review – continued

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 10/31/11

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 10/31/11

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	11/18/93	2.73%	1.69%	5.97%	N/A
B	11/18/93	2.00%	0.94%	5.18%	N/A
C	1/03/94	1.93%	0.94%	5.18%	N/A
I	1/02/97	2.99%	1.95%	6.23%	N/A
R1	4/01/05	1.98%	0.91%	N/A	4.00%
R2	10/31/03	2.45%	1.34%	N/A	5.87%
R3	4/01/05	2.72%	1.67%	N/A	4.77%
R4	4/01/05	2.96%	1.93%	N/A	5.05%
Comparative benchmarks
MSCI All Country World Growth Index (f)		1.83%	1.56%	5.47%	N/A
MSCI All Country World Index (f)		0.94%	0.23%	5.82%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		(3.18)%	0.50%	5.34%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		(2.00)%	0.56%	5.18%	N/A
C With CDSC (1% for 12 months) (x)		0.93%	0.94%	5.18%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definitions

MSCI All Country World Growth Index – a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

MSCI All Country World Index – a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets.

It is not possible to invest directly in an index.

8

Performance Summary – continued

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	1.54%	$1,000.00	$907.80	$7.41
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
B	Actual	2.29%	$1,000.00	$904.16	$10.99
	Hypothetical (h)	2.29%	$1,000.00	$1,013.66	$11.62
C	Actual	2.29%	$1,000.00	$903.97	$10.99
	Hypothetical (h)	2.29%	$1,000.00	$1,013.66	$11.62
I	Actual	1.29%	$1,000.00	$908.55	$6.21
	Hypothetical (h)	1.29%	$1,000.00	$1,018.70	$6.56
R1	Actual	2.29%	$1,000.00	$904.21	$10.99
	Hypothetical (h)	2.29%	$1,000.00	$1,013.66	$11.62
R2	Actual	1.79%	$1,000.00	$906.24	$8.60
	Hypothetical (h)	1.79%	$1,000.00	$1,016.18	$9.10
R3	Actual	1.54%	$1,000.00	$907.50	$7.40
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
R4	Actual	1.29%	$1,000.00	$908.67	$6.21
	Hypothetical (h)	1.29%	$1,000.00	$1,018.70	$6.56

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

10/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
United Technologies Corp.	41,500	$3,236,169

Alcoholic Beverages - 3.6%
Diageo PLC	123,811	$2,566,086
Heineken N.V.	25,630	1,241,299
Pernod Ricard S.A.	37,587	3,502,581

		$7,309,966
Apparel Manufacturers - 4.5%
Compagnie Financiere Richemont S.A.	27,024	$1,533,330
Li & Fung Ltd.	994,400	1,919,577
LVMH Moet Hennessy Louis Vuitton S.A.	23,663	3,921,673
NIKE, Inc., “B”	17,770	1,712,140

		$9,086,720
Automotive - 1.0%
Johnson Controls, Inc.	59,490	$1,959,006

Broadcasting - 1.3%
Publicis Groupe	55,744	$2,694,452

Brokerage & Asset Managers - 4.1%
BM&F Bovespa S.A.	293,500	$1,752,264
Charles Schwab Corp.	94,300	1,158,004
CME Group, Inc.	6,780	1,868,297
Deutsche Boerse AG (a)	16,236	898,630
Franklin Resources, Inc.	22,990	2,451,424

		$8,128,619
Business Services - 7.4%
Accenture PLC, “A”	43,990	$2,650,837
Cognizant Technology Solutions Corp., “A” (a)	13,080	951,570
Compass Group PLC	332,980	3,022,256
Dun & Bradstreet Corp.	30,690	2,051,933
Intertek Group PLC	29,868	981,273
LPS Brasil-Consultoria de Imoveis S.A.	55,500	1,002,449
Michael Page International PLC	223,921	1,438,483
MSCI, Inc., “A” (a)	45,060	1,504,553
Verisk Analytics, Inc., “A” (a)	35,790	1,258,019

		$14,861,373

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.5%
Monsanto Co.	13,050	$949,388

Computer Software - 4.7%
Autodesk, Inc. (a)	52,700	$1,823,420
Check Point Software Technologies Ltd. (a)	23,790	1,371,018
Dassault Systemes S.A.	15,708	1,321,851
Oracle Corp.	150,370	4,927,625

		$9,443,914
Computer Software - Systems - 4.2%
Apple, Inc. (a)	9,640	$3,902,079
EMC Corp. (a)	85,550	2,096,831
International Business Machines Corp.	13,430	2,479,581

		$8,478,491
Consumer Products - 4.2%
Colgate-Palmolive Co.	31,560	$2,852,077
Procter & Gamble Co.	37,770	2,416,902
Reckitt Benckiser Group PLC	59,927	3,073,846

		$8,342,825
Electrical Equipment - 7.3%
Amphenol Corp., “A”	35,210	$1,672,123
Danaher Corp.	87,470	4,229,175
Legrand S.A.	88,330	3,115,860
Schneider Electric S.A.	37,348	2,163,329
Sensata Technologies Holding B.V. (a)	63,640	1,905,382
W.W. Grainger, Inc.	8,860	1,517,807

		$14,603,676
Electronics - 5.6%
ASML Holding N.V.	60,150	$2,522,090
Microchip Technology, Inc.	73,110	2,643,658
Samsung Electronics Co. Ltd.	2,616	2,269,215
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	306,608	3,869,393

		$11,304,356
Energy - Independent - 0.6%
Occidental Petroleum Corp.	12,210	$1,134,797

Energy - Integrated - 1.6%
Chevron Corp.	16,730	$1,757,487
Suncor Energy, Inc.	46,804	1,490,872

		$3,248,359

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.4%
Groupe Danone	62,589	$4,326,501
Mead Johnson Nutrition Co., “A”	16,080	1,155,348
Nestle S.A.	18,975	1,098,078
PepsiCo, Inc.	35,500	2,234,725

		$8,814,652
Food & Drug Stores - 1.4%
Tesco PLC	443,226	$2,856,553

General Merchandise - 2.7%
Kohl’s Corp.	25,290	$1,340,623
Lojas Renner S.A.	66,500	2,016,478
Target Corp.	35,870	1,963,883

		$5,320,984
Internet - 2.1%
Google, Inc., “A” (a)	5,770	$3,419,533
Yahoo Japan Corp.	2,236	721,409

		$4,140,942
Machinery & Tools - 1.3%
Schindler Holding AG	22,789	$2,679,226

Major Banks - 4.9%
Bank of New York Mellon Corp.	39,530	$841,198
Credit Suisse Group AG	61,320	1,767,615
HSBC Holdings PLC	210,362	1,835,712
Julius Baer Group Ltd.	71,536	2,690,809
Standard Chartered PLC	111,787	2,604,215

		$9,739,549
Medical & Health Technology & Services - 1.9%
Diagnosticos da America S.A.	116,500	$926,246
Fresenius Medical Care AG & Co. KGaA	14,194	1,032,661
Patterson Cos., Inc.	56,660	1,783,090

		$3,741,997
Medical Equipment - 5.3%
Becton, Dickinson & Co.	19,270	$1,507,492
DENTSPLY International, Inc.	27,770	1,026,379
Essilor International S.A.	15,617	1,129,694
Sonova Holding AG	26,145	2,756,452
Synthes, Inc. (n)	4,646	777,373
Thermo Fisher Scientific, Inc. (a)	45,130	2,268,685
Waters Corp. (a)	14,040	1,124,885

		$10,590,960

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 1.7%
BHP Billiton PLC	111,470	$3,508,925

Network & Telecom - 0.8%
Cisco Systems, Inc.	81,810	$1,515,939

Oil Services - 2.7%
National Oilwell Varco, Inc.	32,610	$2,326,071
Schlumberger Ltd.	42,420	3,116,597

		$5,442,668
Other Banks & Diversified Financials - 4.7%
Banco Santander Brasil S.A., ADR	280,630	$2,553,733
Credicorp Ltd.	14,280	1,553,378
HDFC Bank Ltd.	115,532	1,154,325
MasterCard, Inc., “A”	4,860	1,687,586
Visa, Inc., “A”	27,630	2,576,774

		$9,525,796
Pharmaceuticals - 3.7%
Allergan, Inc.	12,490	$1,050,659
Bayer AG	34,905	2,226,236
Johnson & Johnson	15,960	1,027,664
Roche Holding AG	5,900	969,982
Teva Pharmaceutical Industries Ltd., ADR	52,940	2,162,599

		$7,437,140
Railroad & Shipping - 1.2%
Kuehne & Nagel International AG	19,040	$2,356,981

Real Estate - 0.3%
Brasil Brokers Participacoes S.A.	158,700	$641,511

Specialty Chemicals - 6.0%
Akzo Nobel N.V.	39,282	$2,065,644
L’Air Liquide S.A.	8,176	1,056,000
Linde AG	19,819	3,152,337
Praxair, Inc.	18,990	1,930,713
Shin-Etsu Chemical Co. Ltd.	50,200	2,578,484
Symrise AG	49,408	1,272,500

		$12,055,678

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.8%
Hennes & Mauritz AB, “B”	31,200	$1,028,978
Industria de Diseno Textil S.A.	28,940	2,619,758

		$3,648,736
Telecommunications - Wireless - 0.5%
MTN Group Ltd.	54,835	$950,534
Total Common Stocks (Identified Cost, $192,046,535)		$199,750,882

Money Market Funds (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	1,002,486	$1,002,486
Total Investments (Identified Cost, $193,049,021)		$200,753,368

Other Assets, Less Liabilities - (0.1)%		(138,081)
Net Assets - 100.0%		$200,615,287

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $777,373, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $192,046,535)	$199,750,882
Underlying affiliated funds, at cost and value	1,002,486
Total investments, at value (identified cost, $193,049,021)	$200,753,368
Receivables for
Fund shares sold	32,507
Interest and dividends	363,909
Total assets	$201,149,784
Liabilities
Payable for fund shares reacquired	$281,057
Payable to affiliates
Investment adviser	20,950
Shareholder servicing costs	94,154
Distribution and service fees	7,500
Payable for independent Trustees’ compensation	23,602
Accrued expenses and other liabilities	107,234
Total liabilities	$534,497
Net assets	$200,615,287
Net assets consist of
Paid-in capital	$201,198,709
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,725,179
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,789,654)
Undistributed net investment income	481,053
Net assets	$200,615,287
Shares of beneficial interest outstanding	7,946,447

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$164,473,539	6,450,380	$25.50
Class B	9,854,484	419,599	23.49
Class C	11,326,774	487,084	23.25
Class I	6,731,296	258,574	26.03
Class R1	774,753	33,372	23.22
Class R2	4,585,638	184,571	24.84
Class R3	2,693,420	106,009	25.41
Class R4	175,383	6,858	25.57
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.06 [100 / 94.25 x $25.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Year ended 10/31/11

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,487,463
Interest	72,563
Dividends from underlying affiliated funds	3,362
Foreign taxes withheld	(223,870)
Total investment income	$4,339,518
Expenses
Management fee	$2,008,249
Distribution and service fees	755,961
Shareholder servicing costs	456,532
Administrative services fee	41,587
Independent Trustees’ compensation	13,403
Custodian fee	98,664
Shareholder communications	24,112
Auditing fees	81,131
Legal fees	3,386
Miscellaneous	122,810
Total expenses	$3,605,835
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(950)
Net expenses	$3,604,872
Net investment income	$734,646
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$13,421,080
Foreign currency transactions	(198,384)
Net realized gain (loss) on investments and foreign currency transactions	$13,222,696
Change in unrealized appreciation (depreciation)
Investments	$(7,708,449)
Translation of assets and liabilities in foreign currencies	775
Net unrealized gain (loss) on investments and foreign currency translation	$(7,707,674)
Net realized and unrealized gain (loss) on investments and foreign currency	$5,515,022
Change in net assets from operations	$6,249,668

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 10/31
	2011	2010
Change in net assets
From operations
Net investment income	$734,646	$529,912
Net realized gain (loss) on investments and foreign currency transactions	13,222,696	8,291,010
Net unrealized gain (loss) on investments and foreign currency translation	(7,707,674)	19,891,547
Change in net assets from operations	$6,249,668	$28,712,469
Distributions declared to shareholders
From net investment income	$(470,013)	$(823,079)
Change in net assets from fund share transactions	$(32,285,117)	$(26,067,852)
Total change in net assets	$(26,505,462)	$1,821,538
Net assets
At beginning of period	227,120,749	225,299,211
At end of period (including undistributed net investment income of $481,053 and $414,804, respectively)	$200,615,287	$227,120,749

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 10/31
	2011	2010	2009		2008	2007
Net asset value, beginning of period	$24.88	$21.93	$17.35		$29.26	$23.97
Income (loss) from investment operations
Net investment income (d)	$0.11	$0.08	$0.11		$0.08	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.57	2.96	4.47		(11.82)	5.28
Total from investment operations	$0.68	$3.04	$4.58		$(11.74)	$5.53
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)	$(0.00	)(w)	$(0.17)	$(0.24)
Net asset value, end of period	$25.50	$24.88	$21.93		$17.35	$29.26
Total return (%) (r)(s)(t)(x)	2.73	13.92	26.40		(40.34)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.55	1.70		1.62	1.58
Expenses after expense reductions (f)	1.53	1.55	1.67		1.52	1.48
Net investment income	0.42	0.34	0.59		0.30	0.97
Portfolio turnover	39	63	83		88	68
Net assets at end of period (000 omitted)	$164,474	$183,544	$180,278		$153,184	$297,956

See Notes to Financial Statements

20

Financial Highlights – continued

Class B	Years ended 10/31
	2011	2010	2009	2008		2007
Net asset value, beginning of period	$23.03	$20.37	$16.24	$27.42		$22.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.09)	$(0.03)	$(0.11)		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.54	2.75	4.16	(11.07)		4.95
Total from investment operations	$0.46	$2.66	$4.13	$(11.18)		$5.01
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—		$(0.05)
Net asset value, end of period	$23.49	$23.03	$20.37	$16.24		$27.42
Total return (%) (r)(s)(t)(x)	2.00	13.06	25.43	(40.77)		22.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	2.30	2.43	2.27		2.23
Expenses after expense reductions (f)	2.28	2.30	2.43	2.27		2.23
Net investment income (loss)	(0.35)	(0.43)	(0.19)	(0.47)		0.25
Portfolio turnover	39	63	83	88		68
Net assets at end of period (000 omitted)	$9,854	$13,563	$17,219	$19,582		$64,416

Class C	Years ended 10/31
	2011	2010	2009	2008		2007
Net asset value, beginning of period	$22.81	$20.17	$16.08	$27.15		$22.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.03)	$(0.11)		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.51	2.73	4.12	(10.96)		4.91
Total from investment operations	$0.44	$2.64	$4.09	$(11.07)		$4.96
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00	)(w)	$(0.07)
Net asset value, end of period	$23.25	$22.81	$20.17	$16.08		$27.15
Total return (%) (r)(s)(t)(x)	1.93	13.09	25.44	(40.77)		22.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	2.30	2.42	2.27		2.23
Expenses after expense reductions (f)	2.28	2.30	2.41	2.27		2.23
Net investment income (loss)	(0.31)	(0.41)	(0.19)	(0.45)		0.21
Portfolio turnover	39	63	83	88		68
Net assets at end of period (000 omitted)	$11,327	$14,485	$13,598	$10,326		$20,249

See Notes to Financial Statements

21

Financial Highlights – continued

Class I	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$25.39	$22.37	$17.73	$29.87	$24.46
Income (loss) from investment operations
Net investment income (d)	$0.18	$0.14	$0.16	$0.14	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.58	3.02	4.55	(12.05)	5.39
Total from investment operations	$0.76	$3.16	$4.71	$(11.91)	$5.71
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.07)	$(0.23)	$(0.30)
Net asset value, end of period	$26.03	$25.39	$22.37	$17.73	$29.87
Total return (%) (r)(s)(x)	2.99	14.18	26.68	(40.16)	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	1.30	1.42	1.27	1.23
Expenses after expense reductions (f)	1.28	1.30	1.41	1.27	1.23
Net investment income	0.67	0.60	0.84	0.54	1.22
Portfolio turnover	39	63	83	88	68
Net assets at end of period (000 omitted)	$6,731	$6,788	$5,875	$4,306	$7,739

Class R1	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$22.77	$20.14	$16.05	$27.29	$22.42
Income (loss) from investment operations
Net investment loss (d)	$(0.08)	$(0.08)	$(0.02)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.53	2.71	4.11	(10.95)	5.06
Total from investment operations	$0.45	$2.63	$4.09	$(11.07)	$4.96
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.17)	$(0.09)
Net asset value, end of period	$23.22	$22.77	$20.14	$16.05	$27.29
Total return (%) (r)(s)(x)	1.98	13.06	25.48	(40.80)	22.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	2.30	2.41	2.31	2.35
Expenses after expense reductions (f)	2.28	2.30	2.41	2.31	2.33
Net investment loss	(0.33)	(0.38)	(0.11)	(0.53)	(0.43)
Portfolio turnover	39	63	83	88	68
Net assets at end of period (000 omitted)	$775	$791	$886	$632	$1,009

See Notes to Financial Statements

22

Financial Highlights – continued

Class R2	Years ended 10/31
	2011		2010	2009	2008	2007
Net asset value, beginning of period	$24.25		$21.37	$16.95	$28.77	$23.58
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.02	$0.06	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		2.90	4.36	(11.66)	5.29
Total from investment operations	$0.59		$2.92	$4.42	$(11.64)	$5.33
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$—	$(0.18)	$(0.14)
Net asset value, end of period	$24.84		$24.25	$21.37	$16.95	$28.77
Total return (%) (r)(s)(x)	2.45		13.66	26.08	(40.70)	22.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78		1.80	1.93	1.79	1.90
Expenses after expense reductions (f)	1.78		1.80	1.93	1.79	1.88
Net investment income	0.14		0.10	0.36	0.06	0.16
Portfolio turnover	39		63	83	88	68
Net assets at end of period (000 omitted)	$4,586		$5,250	$5,128	$4,808	$4,168

Class R3	Years ended 10/31
	2011		2010	2009	2008	2007
Net asset value, beginning of period	$24.80		$21.86	$17.29	$29.16	$23.91
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.08	$0.11	$0.07	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.96	4.46	(11.78)	5.33
Total from investment operations	$0.67		$3.04	$4.57	$(11.71)	$5.48
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)	$—	$(0.16)	$(0.23)
Net asset value, end of period	$25.41		$24.80	$21.86	$17.29	$29.16
Total return (%) (r)(s)(x)	2.72		13.93	26.43	(40.37)	23.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53		1.55	1.67	1.55	1.62
Expenses after expense reductions (f)	1.53		1.55	1.67	1.55	1.62
Net investment income	0.42		0.34	0.60	0.28	0.58
Portfolio turnover	39		63	83	88	68
Net assets at end of period (000 omitted)	$2,693		$2,528	$2,168	$1,779	$3,563

See Notes to Financial Statements

23

Financial Highlights – continued

Class R4	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$24.95	$21.98	$17.41	$29.33	$24.02
Income (loss) from investment operations
Net investment income (d)	$0.17	$0.14	$0.19	$0.14	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.57	2.97	4.44	(11.85)	5.31
Total from investment operations	$0.74	$3.11	$4.63	$(11.71)	$5.59
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.06)	$(0.21)	$(0.28)
Net asset value, end of period	$25.57	$24.95	$21.98	$17.41	$29.33
Total return (%) (r)(s)(x)	2.96	14.21	26.73	(40.20)	23.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	1.30	1.38	1.29	1.33
Expenses after expense reductions (f)	1.28	1.30	1.38	1.29	1.33
Net investment income	0.67	0.60	1.03	0.54	1.07
Portfolio turnover	39	63	83	88	68
Net assets at end of period (000 omitted)	$175	$171	$146	$46	$78

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

25

Notes to Financial Statements – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

26

Notes to Financial Statements – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$91,008,128	$—	$—	$91,008,128
France	—	23,231,941	—	23,231,941
United Kingdom	2,566,086	19,321,262	—	21,887,348
Switzerland	2,679,226	13,950,621	—	16,629,847
Brazil	8,892,681	—	—	8,892,681
Germany	4,050,967	4,531,397	—	8,582,364
Netherlands	2,522,089	3,306,943	—	5,829,032
Taiwan	3,869,393	—	—	3,869,393
Israel	3,533,617	—	—	3,533,617
Other Countries	3,044,251	13,242,280	—	16,286,531
Mutual Funds	1,002,486	—	—	1,002,486
Total Investments	$123,168,924	$77,584,444	$—	$200,753,368

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $57,811,350 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

27

Notes to Financial Statements – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	10/31/11	10/31/10
Ordinary income (including any short-term capital gains)	$470,013	$823,079

29

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$193,222,001
Gross appreciation	22,782,122
Gross depreciation	(15,250,755)
Net unrealized appreciation (depreciation)	$7,531,367
Undistributed ordinary income	511,192
Capital loss carryforwards	(8,616,674)
Other temporary differences	(9,307)

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(8,616,674)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 10/31/11	Year ended 10/31/10
Class A	$429,431	$767,065
Class I	32,194	37,502
Class R2	907	7,879
Class R3	6,647	9,694
Class R4	834	939
Total	$470,013	$823,079

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

30

Notes to Financial Statements – continued

The management fee incurred for the year ended October 31, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,688 for the year ended October 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$452,978
Class B	0.75%	0.25%	1.00%	1.00%	119,359
Class C	0.75%	0.25%	1.00%	1.00%	143,824
Class R1	0.75%	0.25%	1.00%	1.00%	8,412
Class R2	0.25%	0.25%	0.50%	0.50%	24,606
Class R3	—	0.25%	0.25%	0.25%	6,782
Total Distribution and Service Fees					$755,961

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2011, were as follows:

Amount
Class A	$489
Class B	15,934
Class C	300

31

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended October 31, 2011, the fee was $195,171, which equated to 0.0875% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $261,361.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended October 31, 2011 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,771 and the Retirement Deferral plan resulted in an expense of $1,032. Both amounts are included in independent Trustees’ compensation for the year ended

32

Notes to Financial Statements – continued

October 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $23,575 at October 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,067 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $950, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $85,708,463 and $116,617,678, respectively.

33

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	397,763	$10,337,265	636,830	$14,714,935
Class B	38,754	930,719	68,804	1,483,216
Class C	39,177	925,238	55,651	1,192,224
Class I	34,344	902,016	41,895	993,123
Class R1	5,011	117,591	11,708	246,765
Class R2	25,666	646,865	35,124	797,411
Class R3	18,958	489,091	16,990	383,631
Class R4	81	2,097	230	5,312
	559,754	$14,350,882	867,232	$19,816,617
Shares issued to shareholders in reinvestment of distributions
Class A	15,241	$393,069	30,668	$703,849
Class I	1,113	29,242	1,468	34,318
Class R2	33	834	325	7,282
Class R3	259	6,647	424	9,694
Class R4	32	834	41	939
	16,678	$430,626	32,926	$756,082
Shares reacquired
Class A	(1,340,941)	$(34,753,607)	(1,511,518)	$(34,644,075)
Class B	(207,981)	(4,970,316)	(325,277)	(6,971,206)
Class C	(187,239)	(4,147,439)	(94,798)	(2,020,863)
Class I	(44,205)	(1,186,856)	(38,694)	(918,873)
Class R1	(6,373)	(145,653)	(20,998)	(428,188)
Class R2	(57,658)	(1,467,820)	(58,868)	(1,323,025)
Class R3	(15,166)	(391,732)	(14,657)	(332,767)
Class R4	(119)	(3,202)	(69)	(1,554)
	(1,859,682)	$(47,066,625)	(2,064,879)	$(46,640,551)
Net change
Class A	(927,937)	$(24,023,273)	(844,020)	$(19,225,291)
Class B	(169,227)	(4,039,597)	(256,473)	(5,487,990)
Class C	(148,062)	(3,222,201)	(39,147)	(828,639)
Class I	(8,748)	(255,598)	4,669	108,568
Class R1	(1,362)	(28,062)	(9,290)	(181,423)
Class R2	(31,959)	(820,121)	(23,419)	(518,332)
Class R3	4,051	104,006	2,757	60,558
Class R4	(6)	(271)	202	4,697
	(1,283,250)	$(32,285,117)	(1,164,721)	$(26,067,852)

34

Notes to Financial Statements – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended October 31, 2011, the fund’s commitment fee and interest expense were $1,893 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,592,737	43,351,654	(43,941,905)	1,002,486

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,362	$1,002,486

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VIII and the Shareholders of MFS Global Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Growth Fund (one of the portfolios comprising MFS Series Trust VIII) (the “Fund”) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Growth Fund as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 16, 2011

36

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
Robert C. Pozen (k) (age 65)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)	Medtronic, Inc, (medical devices), Director (since 2004); The Nielsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November 2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

37

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 56)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 66)	Trustee	December 2004	Private investor	N/A

38

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (property and casualty insurance), Director
Robert W. Uek (age 70)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Maria F. DiOrioDwyer (k) (age 52)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer Chief Compliance Officer (since December 2006)	N/A

39

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Christopher R. Bohane (k) (age 37)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
John M. Corcoran (k) (age 46)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President	N/A
Timothy M. Fagan (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

40

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A
Brian E. Langenfeld (k) (age 38)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 61)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 59)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 67)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
James O. Yost (k) (age 51)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

42

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
David Antonelli Jeffrey Constantino

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

44

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

45

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

46

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

47

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

Income derived from foreign sources was $2,546,015. The fund intends to pass through foreign tax credits of $116,847 for the fiscal year.

48

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

49

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

50

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Strategic Income Fund

ANNUAL REPORT

October 31, 2011

MFO-ANN

MFS® STRATEGIC INCOME FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	38.3%
High Yield Corporates	30.8%
Non-U.S. Government Bonds	17.2%
Emerging Markets Bonds	7.7%
Mortgage-Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Debt Obligations	0.7%
Asset-Backed Securities	0.5%
U.S. Government Agencies	0.1%
Floating Rate Loans	0.1%

Composition including fixed income credit quality (a)(i)
AAA	8.7%
AA	10.9%
A	16.4%
BBB	25.7%
BB	14.6%
B	14.3%
CCC	5.4%
CC	0.3%
C (o)	0.0%
D	0.1%
Federal Agencies	1.6%
Not Rated	0.3%
Non-Fixed Income	0.7%
Cash & Other	1.0%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)(x)
United States	61.3%
United Kingdom	5.3%
Japan	4.8%
France	2.7%
Italy	2.5%
Netherlands	2.4%
Germany	2.4%
Brazil	2.2%
Canada	2.2%
Other Countries	14.2%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended October 31, 2011, Class A shares of the MFS Strategic Income Fund (the “fund”) provided a total return of 3.24%, at net asset value. This compares with a return of 5.17% for the fund’s benchmark, the Barclays Capital U.S. High-Yield Corporate Bond Index. Over the same period, the fund’s other benchmark, the Strategic Income Blended Index (the “Blended Index”), generated a return of 4.54%. The Blended Index reflects the blended returns of various fixed income market indices, with percentage allocations to each index designed to resemble the fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Market Environment

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields rose amidst the more “risk-seeking” environment.

However, towards the middle of the period, a weakening macroeconomic backdrop and renewed concerns over Greek debt sustainability began to challenge equity valuations and pushed high-quality sovereign bond yields lower. Towards the end of the reporting period, uncertainty in financial markets continued to increase. European policy makers debated and disagreed over elements of a new Greek bailout package, while Spanish and Italian bond yields increased markedly signaling a widening European crisis. In the U.S., concerns about sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply. As a result of these developments, global consumer and producer sentiment indicators fell precipitously, highly-rated sovereign bond yields hit multi-decade lows and, despite a more mixed picture emanating from the “hard” data, markets grew increasingly worried about a return to global recession.

Management Review – continued

Detractors from Performance

Relative to the Blended Index, the fund’s greater exposure to high-grade corporate bonds in the financial and banking sectors held back performance as both sectors underperformed the index amidst a weakening economic environment.

Credit quality, particularly the fund’s greater relative exposure to “BB” rated (r) securities, also detracted from performance as credit spreads widened during the latter part of the reporting period.

Yield curve (y) positioning, particularly the fund’s exposures to bonds with intermediate and long term maturities, was another area of relative weakness.

Contributors to Performance

Relative to the Blended Index, the fund’s lesser exposure to emerging markets debt supported results as this market segment turned in poor performance over the reporting period.

The fund’s return from yield, which was greater than that of the index, was an additional positive factor for relative performance.

Respectfully,

William Adams	James Calmas	David Cole
Portfolio Manager	Portfolio Manager	Portfolio Manager

Robert Persons	Matthew Ryan	Erik Weisman
Portfolio Manager	Portfolio Manager	Portfolio Manager

Note to Shareholders: Effective May 1, 2011, William Adams and David Cole became co-managers of the fund. Previously, the fund was co-managed by John Addeo.

(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The source for bond quality ratings is Moody’s Investors Service, Standard & Poor’s and Fitch, Inc. and are applied using the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities which are not rated by any of the three agencies, the security is considered Not Rated.

(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/11

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 10/31/11

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/29/87	3.24%	5.87%	6.50%
B	9/07/93	2.45%	5.16%	5.81%
C	9/01/94	2.45%	5.19%	5.82%
I	1/08/97	3.34%	6.12%	6.81%
Comparative benchmarks
Barclays Capital U.S. High-Yield Corporate Bond Index (f)		5.17%	8.04%	9.15%
Strategic Income Blended Index (f)(y)		4.54%	7.32%	7.67%
Barclays Capital U.S. Credit Bond Index (f)		5.95%	6.86%	6.15%
Barclays Capital U.S. Government/Mortgage Bond Index (f)		4.70%	6.42%	5.28%
Citigroup World Government Bond Non-Dollar Hedged Index (f)		1.10%	4.11%	4.18%
Citigroup World Government Bond Non-Dollar Index (f)		3.18%	7.77%	8.07%
JPMorgan Emerging Markets Bond Index Global (f)		4.05%	8.37%	10.96%
Average annual with sales charge
A With Initial Sales Charge (4.75%)		(1.67)%	4.85%	5.98%
B With CDSC (Declining over six years from 4% to 0%) (x)		(1.48)%	4.84%	5.81%
C With CDSC (1% for 12 months) (x)		1.46%	5.19%	5.82%

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.
(y)	Strategic Income Blended Index is at a point in time and allocations during the period can change. As of October 31, 2011 the blended index was comprised of 10% Barclays Capital U.S. Credit Bond Index, 26% Barclays Capital U.S. Government/Mortgage Bond Index, 33% Barclays Capital U.S. High-Yield Corporate Bond Index, 8.5% Citigroup World Government Bond Non-Dollar Hedged Index, 8.5% Citigroup World Government Bond Non-Dollar Index, and 14% JPMorgan Emerging Markets Bond Index Global.

Benchmark Definitions

Barclays Capital U.S. Credit Bond Index – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S.

Performance Summary – continued

corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital U.S. Government/Mortgage Bond Index – measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays Capital U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Citigroup World Government Bond Non-Dollar Hedged Index – a market capitalization-weighted index that is designed to represent the currency-hedged performance of the international developed government bond markets, excluding the United States.

Citigroup World Government Bond Non-Dollar Index – a market capitalization-weighted index that is designed to represent the performance of the international developed government bond markets, excluding the United States.

JPMorgan Emerging Markets Bond Index Global – measures the performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	1.05%	$1,000.00	$1,008.40	$5.32
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
B	Actual	1.80%	$1,000.00	$1,004.47	$9.09
	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15
C	Actual	1.80%	$1,000.00	$1,005.95	$9.10
	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15
I	Actual	0.80%	$1,000.00	$1,009.61	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.2%
Issuer	Shares/Par		Value ($)

Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018		$260,000	$284,050
Bombardier, Inc., 7.5%, 2018 (n)		470,000	512,300
Bombardier, Inc., 7.75%, 2020 (n)		155,000	170,500
CPI International, Inc., 8%, 2018		320,000	283,200
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		345,000	124,200
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	107,929
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$560,000	567,000

			$2,049,179
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.677%, 2013		$863,278	$814,631

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		$135,000	$145,800
Hanesbrands, Inc., 6.375%, 2020		165,000	166,650
Phillips-Van Heusen Corp., 7.375%, 2020		305,000	330,925

			$643,375
Asset-Backed & Securitized - 2.6%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)		$341,410	$285,078
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045 (a)(d)(z)		246,548	25
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)		474,555	266,844
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)		854,444	845,900
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		724,056	742,721
Crest Ltd., “A1” CDO, FRN, 0.843%, 2018 (z)		690,587	586,999
Crest Ltd., CDO, 7%, 2040 (a)		443,881	22,194
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		71,851	71,755
Falcon Franchise Loan LLC, FRN, 4.616%, 2023 (i)(z)		1,510,729	85,507
Falcon Franchise Loan LLC, FRN, 3.576%, 2025 (i)(z)		1,431,470	103,495
First Union-Lehman Brothers Bank of America, FRN, 0.442%, 2035 (i)		10,530,127	171,051
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		123,674	128,358
GMAC LLC, FRN, 6.02%, 2033 (z)		777,093	797,177
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	796,801
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	313,336
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)		523,730	398,035

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039 (i)(z)	$5,806,899	$130,655
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013 (z)	875,000	843,452
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032 (z)	1,075,000	1,111,947

		$7,701,330
Automotive - 2.2%
Accuride Corp., 9.5%, 2018	$530,000	$518,075
Allison Transmission, Inc., 7.125%, 2019 (n)	430,000	417,100
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)	230,000	210,450
Ford Motor Co., 7.45%, 2031	335,000	398,650
Ford Motor Credit Co. LLC, 12%, 2015	1,523,000	1,911,552
General Motors Financial Co., Inc., 6.75%, 2018 (n)	425,000	428,890
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,130,000	1,159,429
Jaguar Land Rover PLC, 8.125%, 2021 (n)	430,000	423,550
Lear Corp., 8.125%, 2020	110,000	120,450
RCI Banque S.A., 4.6%, 2016 (n)	820,000	796,480

		$6,384,626
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$285,000	$304,950

Broadcasting - 2.4%
Allbritton Communications Co., 8%, 2018	$255,000	$256,275
AMC Networks, Inc., 7.75%, 2021 (n)	194,000	210,490
CBS Corp., 5.75%, 2020	260,000	292,843
Clear Channel Communications, Inc., 9%, 2021	301,000	267,890
EH Holding Corp., 7.625%, 2021 (n)	190,000	196,650
Gray Television, Inc., 10.5%, 2015	80,000	75,600
Inmarsat Finance PLC, 7.375%, 2017 (n)	380,000	406,600
Intelsat Bermuda Ltd., 11.25%, 2017	505,000	501,213
Intelsat Jackson Holdings Ltd., 9.5%, 2016	690,000	720,188
Intelsat Jackson Holdings Ltd., 11.25%, 2016	145,000	152,975
LBI Media, Inc., 8.5%, 2017 (z)	190,000	124,450
Liberty Media Corp., 8.5%, 2029	260,000	252,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	434,002	403,622
NBC Universal Media LLC, 5.95%, 2041	939,000	1,094,811
Newport Television LLC, 13%, 2017 (n)(p)	138,769	125,123
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	131,950
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	141,700
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	51,500
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	204,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	199,350

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	$440,000	$474,100
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	380,250
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	136,350
Univision Communications, Inc., 8.5%, 2021 (n)	225,000	202,500

		$7,003,380
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$225,000	$228,656
E*TRADE Financial Corp., 12.5%, 2017	130,000	149,825
TD AMERITRADE Holding Corp., 5.6%, 2019	1,600,000	1,732,107

		$2,110,588
Building - 0.9%
Associated Materials LLC, 9.125%, 2017	$80,000	$72,800
Building Materials Holding Corp., 6.875%, 2018 (n)	125,000	130,000
Building Materials Holding Corp., 7%, 2020 (n)	290,000	307,400
Building Materials Holding Corp., 6.75%, 2021 (n)	115,000	119,313
CEMEX Finance LLC, 9.5%, 2016 (n)	363,000	317,189
CEMEX S.A.B. de C.V., 9%, 2018 (n)	100,000	83,500
CEMEX S.A.B. de C.V., FRN, 5.369%, 2015 (n)	150,000	111,000
CRH PLC, 8.125%, 2018	590,000	680,206
Nortek, Inc., 10%, 2018 (n)	85,000	83,300
Nortek, Inc., 8.5%, 2021 (n)	435,000	386,063
Owens Corning, 9%, 2019	230,000	272,052
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	25,000	25,375

		$2,588,198
Business Services - 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$160,000	$136,000
iGate Corp., 9%, 2016 (n)	270,000	268,650
Interactive Data Corp., 10.25%, 2018	280,000	301,000
Iron Mountain, Inc., 8.375%, 2021	220,000	230,450
SunGard Data Systems, Inc., 10.25%, 2015	183,000	189,863
SunGard Data Systems, Inc., 7.375%, 2018	120,000	122,700

		$1,248,663
Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$70,000	$72,450
Cablevision Systems Corp., 8.625%, 2017	210,000	227,850
Cablevision Systems Corp., 8%, 2020	115,000	121,325
CCH II LLC, 13.5%, 2016	305,000	351,513
CCO Holdings LLC, 7.875%, 2018	465,000	495,225

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC, 8.125%, 2020		$380,000	$411,350
Cequel Communications Holdings, 8.625%, 2017 (n)		160,000	167,200
CSC Holdings LLC, 8.5%, 2014		185,000	203,038
DIRECTV Holdings LLC, 5.875%, 2019		370,000	424,608
EchoStar Corp., 7.125%, 2016		170,000	180,625
Insight Communications Co., Inc., 9.375%, 2018 (n)		240,000	272,400
Mediacom LLC, 9.125%, 2019		240,000	252,600
Myriad International Holdings B.V., 6.375%, 2017 (n)		376,000	403,260
TCI Communications, Inc., 9.8%, 2012		841,000	858,463
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,171,639
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	418,895
Videotron LTEE, 6.875%, 2014		115,000	115,863
Virgin Media Finance PLC, 9.5%, 2016		155,000	172,825
Virgin Media Finance PLC, 8.375%, 2019		160,000	178,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	190,535

			$6,689,664
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$490,000	$529,200
Dow Chemical Co., 8.55%, 2019		1,410,000	1,831,715
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		435,000	429,563
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		70,000	61,075
Huntsman International LLC, 8.625%, 2021		450,000	462,375
Lyondell Chemical Co., 11%, 2018		813,097	905,587
Momentive Performance Materials, Inc., 12.5%, 2014		325,000	344,500
Momentive Performance Materials, Inc., 11.5%, 2016		256,000	215,040
Nalco Co., 8.25%, 2017		90,000	99,900
Polypore International, Inc., 7.5%, 2017		275,000	280,500
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		347,000	371,832

			$5,531,287
Computer Software - 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)		$320,000	$307,200
Oracle Corp., 5.375%, 2040 (n)		607,000	727,442
Syniverse Holdings, Inc., 9.125%, 2019		270,000	280,800

			$1,315,442
Computer Software - Systems - 0.3%
CDW LLC, 8.5%, 2019 (n)		$420,000	$407,400
CDW LLC/CDW Finance Corp., 12.535%, 2017		85,000	81,600
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		255,000	272,850

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - continued
Eagle Parent, Inc., 8.625%, 2019 (n)	$160,000	$149,600

		$911,450
Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$430,000	$453,650
Dynacast International LLC, 9.25%, 2019 (z)	215,000	197,800
Griffon Corp., 7.125%, 2018	425,000	404,813
Pinafore LLC, 9.25%, 2018 (n)	450,000	490,500

		$1,546,763
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$227,000	$224,730

Consumer Products - 0.6%
Easton-Bell Sports, Inc., 9.75%, 2016	$240,000	$257,100
Elizabeth Arden, Inc., 7.375%, 2021	250,000	253,125
Jarden Corp., 7.5%, 2020	315,000	337,050
Libbey Glass, Inc., 10%, 2015	216,000	230,040
Visant Corp., 10%, 2017	250,000	242,500
Whirlpool Corp., 8%, 2012	429,000	443,246

		$1,763,061
Consumer Services - 1.0%
Realogy Corp., 11.5%, 2017	$285,000	$230,850
Service Corp. International, 7%, 2017	975,000	1,048,125
Western Union Co., 5.4%, 2011	1,610,000	1,612,977

		$2,891,952
Containers - 0.6%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$180,000	$182,475
Greif, Inc., 6.75%, 2017	915,000	960,750
Packaging Dynamics Corp., 8.75%, 2016 (z)	105,000	106,575
Reynolds Group, 7.75%, 2016 (n)	145,000	152,431
Reynolds Group, 7.125%, 2019 (n)	180,000	183,600
Reynolds Group, 8.25%, 2021 (n)	205,000	188,088
Sealed Air Corp., 8.125%, 2019 (z)	50,000	54,250
Sealed Air Corp., 8.375%, 2021 (z)	50,000	54,125

		$1,882,294
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,395,388
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	428,554
ManTech International Corp., 7.25%, 2018	245,000	254,800

		$2,078,742

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$120,000	$106,200

Electronics - 0.3%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$295,000	$319,338
Freescale Semiconductor, Inc., 8.05%, 2020	140,000	134,050
Sensata Technologies B.V., 6.5%, 2019 (n)	415,000	415,000

		$868,388
Emerging Market Quasi-Sovereign - 2.8%
Banco do Brasil S.A., 5.875%, 2022 (n)	$808,000	$812,040
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (z)	1,212,000	1,254,420
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	524,357
Corporacion Nacional del Cobre de Chile, 3.875%, 2021 (z)	200,000	199,179
Development Bank of Kazakhstan, 5.5%, 2015 (n)	827,000	860,080
Gaz Capital S.A., 9.25%, 2019	177,000	219,268
IIRSA Norte Finance Ltd., 8.75%, 2024	259,538	303,659
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	599,000	579,533
Petrobras International Finance Co., 6.75%, 2041	414,000	473,202
Petroleos Mexicanos, 5.5%, 2021	665,000	709,888
Petroleos Mexicanos, 6.5%, 2041	56,000	60,060
Petroleos Mexicanos, 6.5%, 2041 (z)	292,000	313,170
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	690,462	743,973
SCF Capital Ltd., 5.375%, 2017 (n)	526,000	479,975
VEB Finance Ltd., 6.902%, 2020 (n)	618,000	667,440

		$8,200,244
Emerging Market Sovereign - 0.3%
Republic of Indonesia, 4.875%, 2021 (n)	$200,000	$214,500
Republic of Philippines, 5.5%, 2026	200,000	218,500
Republic of Philippines, 6.375%, 2034	300,000	355,500
Republic of Poland, 5%, 2022	91,000	89,863

		$878,363
Energy - Independent - 3.7%
Anadarko Petroleum Corp., 5.95%, 2016	$910,000	$1,045,787
ATP Oil & Gas Corp., 11.875%, 2015	195,000	161,850
Bill Barrett Corp., 9.875%, 2016	255,000	281,775
Bill Barrett Corp., 7.625%, 2019	75,000	79,313
Carrizo Oil & Gas, Inc., 8.625%, 2018	120,000	121,800
Chaparral Energy, Inc., 8.875%, 2017	485,000	499,550
Chesapeake Energy Corp., 6.875%, 2020	145,000	159,138
Concho Resources, Inc., 8.625%, 2017	175,000	190,750
Concho Resources, Inc., 6.5%, 2022	365,000	383,250

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	$170,000	$124,100
Continental Resources, Inc., 8.25%, 2019	265,000	292,825
Denbury Resources, Inc., 8.25%, 2020	380,000	419,900
Energy XXI Gulf Coast, Inc., 9.25%, 2017	470,000	500,550
EXCO Resources, Inc., 7.5%, 2018	430,000	425,700
Harvest Operations Corp., 6.875%, 2017 (n)	455,000	469,788
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	115,000	123,625
Laredo Petroleum, Inc., 9.5%, 2019 (z)	200,000	212,000
LINN Energy LLC, 6.5%, 2019 (n)	115,000	115,575
LINN Energy LLC, 8.625%, 2020	105,000	115,763
LINN Energy LLC, 7.75%, 2021	206,000	219,905
Newfield Exploration Co., 6.625%, 2014	255,000	257,550
Newfield Exploration Co., 6.625%, 2016	270,000	277,763
Newfield Exploration Co., 6.875%, 2020	195,000	209,138
Oasis Petroleum, Inc., 6.5%, 2021	75,000	75,375
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,069,000	1,058,310
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	580,000	377,000
Pioneer Natural Resources Co., 6.875%, 2018	25,000	27,033
Pioneer Natural Resources Co., 7.5%, 2020	615,000	696,321
QEP Resources, Inc., 6.875%, 2021	525,000	567,000
Quicksilver Resources, Inc., 9.125%, 2019	275,000	292,875
Range Resources Corp., 8%, 2019	190,000	211,850
SandRidge Energy, Inc., 8%, 2018 (n)	580,000	580,000
Talisman Energy, Inc., 7.75%, 2019	120,000	149,295
Whiting Petroleum Corp., 6.5%, 2018	155,000	161,588

		$10,884,042
Energy - Integrated - 1.4%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$298,667
BP Capital Markets PLC, 4.742%, 2021	760,000	852,443
CCL Finance Ltd., 9.5%, 2014 (n)	365,000	410,625
CCL Finance Ltd., 9.5%, 2014	243,000	273,375
Cenovus Energy, Inc., 4.5%, 2014	320,000	346,580
Hess Corp., 8.125%, 2019	270,000	347,541
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	516,150
Petro-Canada Financial Partnership, 5%, 2014	860,000	930,884

		$3,976,265
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$230,000	$217,350

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$520,000	$549,900

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - continued
AMC Entertainment, Inc., 9.75%, 2020	$210,000	$203,700
Cinemark USA, Inc., 8.625%, 2019	385,000	417,725

		$1,171,325
Financial Institutions - 2.2%
CIT Group, Inc., 5.25%, 2014 (n)	$400,000	$398,000
CIT Group, Inc., 7%, 2017	1,285,000	1,285,000
CIT Group, Inc., 6.625%, 2018 (n)	314,000	328,130
General Electric Capital Corp., 6%, 2019	300,000	340,851
General Electric Capital Corp., 5.5%, 2020	710,000	791,766
GMAC, Inc., 8%, 2031	60,000	59,850
International Lease Finance Corp., 8.75%, 2017	380,000	400,520
International Lease Finance Corp., 7.125%, 2018 (n)	390,000	402,675
International Lease Finance Corp., 8.25%, 2020	70,000	72,450
Nationstar Mortgage LLC, 10.875%, 2015	485,000	492,275
ORIX Corp., 5.48%, 2011	970,000	972,229
SLM Corp., 8.45%, 2018	130,000	137,800
SLM Corp., 8%, 2020	545,000	566,800
Springleaf Finance Corp., 6.9%, 2017	325,000	247,813

		$6,496,159
Food & Beverages - 2.4%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,438,095
ARAMARK Corp., 8.5%, 2015	240,000	249,000
B&G Foods, Inc., 7.625%, 2018	480,000	508,800
Kraft Foods, Inc., 6.125%, 2018	720,000	856,806
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,469,514
Pernod Ricard S.A., 5.75%, 2021 (n)	594,000	670,724
Pernod-Ricard S.A., 4.45%, 2022 (z)	213,000	219,263
Pinnacle Foods Finance LLC, 9.25%, 2015	360,000	372,600
Pinnacle Foods Finance LLC, 10.625%, 2017	105,000	108,675
Pinnacle Foods Finance LLC, 8.25%, 2017	80,000	81,200
Sigma Alimentos S.A., 5.625%, 2018 (n)	150,000	152,625
TreeHouse Foods, Inc., 7.75%, 2018	235,000	252,625
Tyson Foods, Inc., 6.85%, 2016	560,000	604,800

		$6,984,727
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041	$1,020,000	$1,179,066

Forest & Paper Products - 0.6%
Boise, Inc., 8%, 2020	$280,000	$294,700
Cascades, Inc., 7.75%, 2017	185,000	181,300

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Fibria Overseas Finance, 6.75%, 2021 (n)		$150,000	$148,500
Georgia-Pacific Corp., 8%, 2024		250,000	329,351
Graphic Packaging Holding Co., 7.875%, 2018		190,000	203,300
Inversiones CMPC S.A., 4.75%, 2018 (n)		427,000	445,390
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	277,916

			$1,880,457
Gaming & Lodging - 2.1%
American Casinos, Inc., 7.5%, 2021 (n)		$485,000	$497,125
Boyd Gaming Corp., 7.125%, 2016		355,000	317,725
FelCor Escrow Holdings LLC, 6.75%, 2019 (z)		85,000	78,413
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	307,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		315,000	394
GWR Operating Partnership LLP, 10.875%, 2017		135,000	143,775
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	647,350
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,160
Harrah’s Operating Co., Inc., 10%, 2018		153,000	115,324
Host Hotels & Resorts, Inc., 6.75%, 2016		190,000	196,650
Marriott International, Inc., 5.625%, 2013		630,000	653,370
MGM Mirage, 10.375%, 2014		45,000	50,175
MGM Mirage, 7.5%, 2016		60,000	57,000
MGM Resorts International, 11.375%, 2018		300,000	326,250
MGM Resorts International, 9%, 2020		250,000	276,250
Penn National Gaming, Inc., 8.75%, 2019		445,000	480,600
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		200,000	204,000
Wyndham Worldwide Corp., 6%, 2016		400,000	423,046
Wyndham Worldwide Corp., 5.75%, 2018		760,000	797,451
Wyndham Worldwide Corp., 7.375%, 2020		280,000	315,169
Wynn Las Vegas LLC, 7.75%, 2020		330,000	363,000

			$6,253,027
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$198,075
Hyva Global B.V., 8.625%, 2016 (n)		200,000	180,000
Johns Hopkins University, 5.25%, 2019		1,180,000	1,409,475
Mueller Water Products, Inc., 7.375%, 2017		80,000	70,400
Mueller Water Products, Inc., 8.75%, 2020		243,000	258,795

			$2,116,745
Insurance - 2.5%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,257,949
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	1,592,925
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	468,000

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Metropolitan Life Global Funding I, 2.875%, 2012 (n)		$830,000	$842,444
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	464,852
Principal Financial Group, Inc., 8.875%, 2019		650,000	823,551
Prudential Financial, Inc., 6.2%, 2015		660,000	725,532
Unum Group, 7.125%, 2016		870,000	997,961

			$7,173,214
Insurance - Property & Casualty - 2.6%
Aon Corp., 3.5%, 2015		$760,000	$787,545
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,107,132
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	369,979
CNA Financial Corp., 5.875%, 2020		990,000	1,004,815
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		365,000	443,475
PartnerRe Ltd., 5.5%, 2020		583,000	601,670
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	863,817
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,326,368
USI Holdings Corp., 9.75%, 2015 (z)		220,000	209,550
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,012,875

			$7,727,226
International Market Quasi-Sovereign - 3.3%
Bank of Ireland, 2.75%, 2012 (e)(n)		$560,000	$544,696
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		1,090,000	1,289,205
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,132,976
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,614,683
Lloyds TSB Bank PLC, FRN, 1.372%, 2012 (n)		1,000,000	1,003,820
Royal Bank of Scotland PLC, FRN, 0.98%, 2012 (n)		1,497,000	1,501,560
Swedbank AB, 2.8%, 2012 (n)		300,000	301,897
Vestjysk Bank A/S, FRN, 0.9%, 2013 (n)		710,000	713,768
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	556,486

			$9,659,091
International Market Sovereign - 13.4%
Federal Republic of Germany, 3.75%, 2015	EUR	1,679,000	$2,539,314
Federal Republic of Germany, 4.25%, 2018	EUR	682,000	1,104,119
Federal Republic of Germany, 6.25%, 2030	EUR	826,000	1,698,403
Government of Bermuda, 5.603%, 2020 (n)		$295,000	324,922
Government of Canada, 4.5%, 2015	CAD	546,000	607,943
Government of Canada, 4.25%, 2018	CAD	290,000	333,971
Government of Canada, 5.75%, 2033	CAD	86,000	124,549
Government of Japan, 1.3%, 2014	JPY	273,300,000	3,610,482
Government of Japan, 1.7%, 2017	JPY	384,350,000	5,248,865
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,714,312

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.4%, 2037	JPY	130,200,000	$1,828,264
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,085,442
Kingdom of Spain, 4.6%, 2019	EUR	1,041,000	1,385,113
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,846,000	2,738,859
Kingdom of the Netherlands, 5.5%, 2028	EUR	226,000	417,586
Republic of Austria, 4.65%, 2018	EUR	893,000	1,390,347
Republic of France, 6%, 2025	EUR	707,000	1,232,921
Republic of France, 4.75%, 2035	EUR	958,000	1,502,550
Republic of Iceland, 4.875%, 2016 (n)		$994,000	981,470
Republic of Italy, 4.75%, 2013	EUR	1,849,000	2,549,839
Republic of Italy, 5.25%, 2017	EUR	2,467,000	3,309,815
United Kingdom Treasury, 8%, 2015	GBP	874,000	1,797,441
United Kingdom Treasury, 8%, 2021	GBP	330,000	785,065
United Kingdom Treasury, 4.25%, 2036	GBP	458,000	848,280

			$39,159,872
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$836,039
Province of Ontario, 5.45%, 2016		745,000	868,493

			$1,704,532
Machinery & Tools - 0.9%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,214,115
Case Corp., 7.25%, 2016		145,000	155,875
Case New Holland, Inc., 7.875%, 2017		775,000	873,813
Rental Service Corp., 9.5%, 2014		60,000	61,350
RSC Equipment Rental, Inc., 8.25%, 2021		370,000	375,550

			$2,680,703
Major Banks - 4.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,122,400
Bank of America Corp., 7.375%, 2014		460,000	491,696
Barclays Bank PLC, 5.125%, 2020		770,000	801,245
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	174,020
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	495,000
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	815,317
Credit Suisse New York, 5.5%, 2014		650,000	693,181
Goldman Sachs Group, Inc., 6%, 2014		450,000	478,121
HSBC USA, Inc., 4.875%, 2020		930,000	907,185
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)		590,000	538,464
JPMorgan Chase & Co., 4.625%, 2021		870,000	891,548
JPMorgan Chase Capital XXII, 6.45%, 2087		616,000	632,390

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase Capital XXVII, 7%, 2039	$161,000	$161,805
Macquarie Group Ltd., 6%, 2020 (n)	933,000	937,394
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	405,566
Morgan Stanley, 6%, 2014	620,000	644,124
Morgan Stanley, 7.3%, 2019	250,000	268,277
Morgan Stanley, 5.625%, 2019	420,000	414,718
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	145,000	101,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	460,000	323,150
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	866,384
SunTrust Banks, Inc., 3.5%, 2017	622,000	626,154
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	698,466
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	433,350

		$13,921,455
Medical & Health Technology & Services - 2.7%
Beagle Acquisition Corp., 11%, 2019 (z)	$65,000	$67,600
Biomet, Inc., 10%, 2017	190,000	205,200
Biomet, Inc., 10.375%, 2017 (p)	135,000	145,800
Biomet, Inc., 11.625%, 2017	165,000	179,850
Cardinal Health, Inc., 5.8%, 2016	840,000	965,344
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	90,000	90,000
Davita, Inc., 6.375%, 2018	385,000	388,850
Davita, Inc., 6.625%, 2020	125,000	125,938
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	209,050
HCA, Inc., 8.5%, 2019	865,000	951,500
HCA, Inc., 7.5%, 2022	305,000	311,100
HealthSouth Corp., 8.125%, 2020	610,000	619,150
Hospira, Inc., 6.05%, 2017	490,000	552,091
McKesson Corp., 5.7%, 2017	370,000	432,525
Owens & Minor, Inc., 6.35%, 2016	710,000	765,085
Tenet Healthcare Corp., 9.25%, 2015	190,000	202,825
United Surgical Partners International, Inc., 8.875%, 2017	85,000	86,806
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	133,250
Universal Health Services, Inc., 7%, 2018	210,000	217,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	489,250
Universal Hospital Services, Inc., FRN, 3.778%, 2015	90,000	83,250
Vanguard Health Systems, Inc., 8%, 2018	490,000	501,025
VWR Funding, Inc., 10.25%, 2015 (p)	239,125	249,886

		$7,973,250
Metals & Mining - 2.1%
AK Steel Corp., 7.625%, 2020	$205,000	$191,675

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
ArcelorMittal, 5.5%, 2021	$1,780,000	$1,720,041
Arch Coal, Inc., 7%, 2019 (n)	335,000	346,725
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	100,000	103,500
Cloud Peak Energy, Inc., 8.25%, 2017	450,000	481,500
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	390,550
Consol Energy, Inc., 8%, 2017	195,000	213,525
Consol Energy, Inc., 8.25%, 2020	130,000	142,350
Fortescue Metals Group Ltd., 6.875%, 2018 (z)	85,000	81,600
Fortescue Metals Group Ltd., 8.25%, 2019 (z)	185,000	186,850
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	619,000	576,443
Novelis, Inc., 8.375%, 2017	150,000	162,000
Novelis, Inc., 8.75%, 2020	70,000	76,300
Southern Copper Corp., 6.75%, 2040	450,000	471,645
Vale Overseas Ltd., 5.625%, 2019	134,000	144,577
Vale Overseas Ltd., 4.625%, 2020	437,000	441,733
Vale Overseas Ltd., 6.875%, 2039	303,000	349,187

		$6,080,201
Mortgage-Backed - 1.5%
Fannie Mae, 5.5%, 2019-2034	$1,705,691	$1,856,533
Fannie Mae, 6.5%, 2031	117,074	132,724
Fannie Mae, 6%, 2034	1,380,802	1,531,827
Freddie Mac, 4.224%, 2020	818,658	892,960

		$4,414,044
Natural Gas - Pipeline - 2.2%
Crosstex Energy, Inc., 8.875%, 2018	$430,000	$455,800
El Paso Corp., 7%, 2017	410,000	459,200
El Paso Corp., 7.75%, 2032	465,000	535,913
Enbridge Energy Partners LP, 4.2%, 2021	1,190,000	1,246,292
Energy Transfer Equity LP, 7.5%, 2020	380,000	410,400
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	187,335
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	116,390
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	831,452
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,203,588
Spectra Energy Capital LLC, 8%, 2019	679,000	852,938

		$6,299,308
Network & Telecom - 2.4%
AT&T, Inc., 5.5%, 2018	$660,000	$766,540
AT&T, Inc., 3.875%, 2021	670,000	697,691
CenturyLink, Inc., 7.6%, 2039	96,000	95,098
Cincinnati Bell, Inc., 8.25%, 2017	90,000	90,675

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Cincinnati Bell, Inc., 8.75%, 2018	$440,000	$422,400
Citizens Communications Co., 9%, 2031	185,000	181,300
France Telecom, 4.375%, 2014	640,000	689,611
Frontier Communications Corp., 8.125%, 2018	480,000	512,400
Frontier Communications Corp., 8.5%, 2020	115,000	122,475
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	276,075
Qwest Corp., 7.5%, 2014	560,000	616,000
Telefonica S.A., 5.877%, 2019	760,000	788,578
Verizon Communications, Inc., 8.75%, 2018	690,000	932,161
Windstream Corp., 8.125%, 2018	55,000	58,850
Windstream Corp., 7.75%, 2020	500,000	522,500
Windstream Corp., 7.75%, 2021	115,000	119,888

		$6,892,242
Oil Services - 0.6%
Chesapeake Energy Corp., 6.625%, 2019 (z)	$100,000	$102,750
Expro Finance Luxembourg, 8.5%, 2016 (n)	200,000	193,000
McJunkin Red Man Holding Corp., 9.5%, 2016	170,000	173,400
Pioneer Drilling Co., 9.875%, 2018	375,000	390,000
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	758,000	763,685
Unit Corp., 6.625%, 2021	55,000	53,900

		$1,676,735
Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,056,000	$1,071,840
Petroplus Holdings AG, 9.375%, 2019 (n)	210,000	165,900

		$1,237,740
Other Banks & Diversified Financials - 3.4%
American Express Centurion Bank, 5.5%, 2013	$510,000	$539,112
Bancolombia S.A., 5.95%, 2021	398,000	405,960
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	460,000	457,700
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)	100,000	99,785
Citigroup, Inc., 6.375%, 2014	630,000	680,113
Citigroup, Inc., 6.01%, 2015	530,000	569,769
Citigroup, Inc., 8.5%, 2019	461,000	570,450
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	599,392
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	265,000	227,900
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,115,929
Santander Holdings USA, Inc., 4.625%, 2016	130,000	128,019
Santander International Debt S.A., 2.991%, 2013 (n)	800,000	774,178
Santander UK PLC, 8.963% to 2030, FRN to 2049	618,000	587,100
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	966,075

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		$1,120,000	$1,010,800
Union Bank, 3%, 2016		1,250,000	1,254,783

			$9,987,065
Pharmaceuticals - 1.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	145,000	$204,649
Celgene Corp., 3.95%, 2020		$890,000	898,350
Hypermarcas S.A., 6.5%, 2021 (n)		150,000	145,500
Pfizer, Inc., 6.2%, 2019		1,280,000	1,604,137
Roche Holdings, Inc., 6%, 2019 (n)		1,130,000	1,370,090
Teva Pharmaceutical Finance LLC, 5.55%, 2016		359,000	412,654

			$4,635,380
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021		$730,000	$832,322
WCA Waste Corp., 7.5%, 2019 (n)		275,000	266,750

			$1,099,072
Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$200,000	$207,250

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$28,530	$25,106
Nielsen Finance LLC, 11.5%, 2016		133,000	152,618
Nielsen Finance LLC, 7.75%, 2018		270,000	297,675

			$475,399
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$125,000	$130,000
Kansas City Southern Railway, 8%, 2015		180,000	191,700

			$321,700
Real Estate - 1.5%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$130,000	$117,000
Entertainment Properties Trust, REIT, 7.75%, 2020		250,000	262,500
HCP, Inc., REIT, 5.375%, 2021		806,000	827,789
Kennedy Wilson, Inc., 8.75%, 2019 (n)		165,000	161,700
Kimco Realty Corp., REIT, 6.875%, 2019		191,000	218,512
MPT Operating Partnership, 6.875%, 2021 (n)		175,000	174,125
Simon Property Group, Inc., REIT, 6.1%, 2016		1,790,000	2,024,907
WEA Finance LLC, REIT, 6.75%, 2019 (n)		590,000	666,158

			$4,452,691

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (z)	$155,000	$155,775
AutoZone, Inc., 6.5%, 2014	1,210,000	1,345,662
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	265,000	262,350
J. Crew Group, Inc., 8.125%, 2019	220,000	211,200
Kohl’s Corp., 4%, 2021	377,000	386,028
Limited Brands, Inc., 5.25%, 2014	242,000	250,470
Limited Brands, Inc., 6.9%, 2017	205,000	218,838
Limited Brands, Inc., 7%, 2020	135,000	143,775
Limited Brands, Inc., 6.95%, 2033	115,000	105,800
Macy’s, Inc., 8.125%, 2015	860,000	996,522
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	296,400
QVC, Inc., 7.375%, 2020 (n)	200,000	218,000
Rite Aid Corp., 9.375%, 2015	185,000	173,900
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	590,100
Staples, Inc., 9.75%, 2014	690,000	796,114
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	158,438
Toys “R” Us, Inc., 10.75%, 2017	415,000	460,650
Yankee Aquisition Corp., 8.5%, 2015	70,000	71,400
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	130,000	119,600

		$6,961,022
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$210,000	$218,927
Michaels Stores, Inc., 7.75%, 2018	210,000	213,150

		$432,077
Steel - 0.2%
JSC Severstal, 6.25%, 2016 (n)	$579,000	$562,757

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$810,792

Telecommunications - Wireless - 2.7%
America Movil S.A.B. de C.V., 2.375%, 2016	$461,000	$460,259
America Movil S.A.B. de C.V., 6.125%, 2040	292,000	344,467
American Tower Corp., 4.625%, 2015	440,000	469,489
Clearwire Corp., 12%, 2015 (n)	495,000	423,225
Cricket Communications, Inc., 7.75%, 2020	140,000	119,700
Crown Castle International Corp., 9%, 2015	175,000	190,750
Crown Castle International Corp., 7.125%, 2019	800,000	866,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	925,984
Digicel Group Ltd., 12%, 2014 (n)	100,000	113,000

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 10.5%, 2018 (n)	$345,000	$355,350
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	104,000
MetroPCS Wireless, Inc., 7.875%, 2018	165,000	167,888
MetroPCS Wireless, Inc., 6.625%, 2020	70,000	65,800
NII Holdings, Inc., 10%, 2016	255,000	286,875
NII Holdings, Inc., 8.875%, 2019	165,000	173,250
NII Holdings, Inc., 7.625%, 2021	115,000	118,450
Rogers Cable, Inc., 5.5%, 2014	659,000	714,959
Sprint Capital Corp., 6.875%, 2028	225,000	164,250
Sprint Nextel Corp., 8.375%, 2017	310,000	285,200
VimpelCom Ltd., 7.748%, 2021 (n)	200,000	192,000
VimpelCom Ltd., 7.504%, 2022 (n)	739,000	692,813
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	505,000	499,950
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	236,425

		$7,970,084
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$124,800
Level 3 Financing, Inc., 9.375%, 2019	200,000	209,000

		$333,800
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,382,528
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	913,422
Lorillard Tobacco Co., 8.125%, 2019	329,000	396,486
Lorillard Tobacco Co., 6.875%, 2020	480,000	542,556
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,201,767

		$4,436,759
Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$133,000	$117,373

Transportation - Services - 1.1%
ACL I Corp., 11.375%, 2016 (n)(p)	$253,650	$193,498
AE Escrow Corp., 9.75%, 2020 (z)	110,000	114,400
American Petroleum Tankers LLC, 10.25%, 2015	136,000	139,740
Commercial Barge Line Co., 12.5%, 2017	580,000	624,225
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,080,058
Hertz Corp., 7.5%, 2018	195,000	203,288
Hertz Corp., 7.375%, 2021	145,000	148,988
Navios Maritime Acquisition Corp., 8.625%, 2017	360,000	279,000
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	143,625

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Swift Services Holdings, Inc., 10%, 2018	$305,000	$315,675

		$3,242,497
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$250,508

Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$485,000	$532,288
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	871,098
Atlantic Power Corp., 9%, 2018 (z)	110,000	109,450
Calpine Corp., 8%, 2016 (n)	280,000	298,200
Calpine Corp., 7.875%, 2020 (n)	395,000	423,638
CMS Energy Corp., 4.25%, 2015	760,000	769,258
Covanta Holding Corp., 7.25%, 2020	210,000	217,904
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	220,000	235,950
Duke Energy Corp., 3.35%, 2015	1,230,000	1,294,878
Dynegy Holdings, Inc., 7.5%, 2015	220,000	152,350
Dynegy Holdings, Inc., 7.75%, 2019	240,000	156,000
Edison Mission Energy, 7%, 2017	290,000	203,000
EDP Finance B.V., 6%, 2018 (n)	1,100,000	986,511
Energy Future Holdings Corp., 10%, 2020	360,000	376,200
Energy Future Holdings Corp., 10%, 2020	810,000	850,500
Exelon Generation Co. LLC, 5.2%, 2019	360,000	387,141
FirstEnergy Corp., 6.45%, 2011	39,000	39,064
GenOn Energy, Inc., 9.5%, 2018	200,000	211,000
GenOn Energy, Inc., 9.875%, 2020	455,000	480,025
NRG Energy, Inc., 7.375%, 2017	165,000	171,806
NRG Energy, Inc., 8.25%, 2020	1,000,000	1,035,000
PPL WEM Holdings PLC, 3.9%, 2016 (n)	930,000	966,535
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	140,000	120,400
Waterford 3 Funding Corp., 8.09%, 2017	355,834	356,453

		$11,244,649
Total Bonds (Identified Cost, $268,996,881)		$281,037,151

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	$84,919	$83,645

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$130,430	$119,289

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$192,835	$187,436
Total Floating Rate Loans (Identified Cost, $390,784)		$390,370

Convertible Preferred Stocks - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	7,040	$292,582

Insurance - 0.1%
MetLife, Inc., 5%	3,740	$253,983
Total Convertible Preferred Stocks (Identified Cost, $660,670)		$546,565

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp.	6,738	$42,584

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc.	38	$102,600

Printing & Publishing - 0.0%
American Media Operations, Inc.	7,311	$95,993
Total Common Stocks (Identified Cost, $247,140)		$241,177

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (n)	160	$119,325
Ally Financial, Inc., “A”, 8.5%	26,734	518,640
GMAC Capital Trust I, 8.125%	9,100	190,736
Total Preferred Stocks (Identified Cost, $1,032,026)		$828,701

	Strike Price	First Exercise

Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for I warrant) (Identified Cost, $173,507) (a)	$0.01	7/14/10	91	$245,700

Portfolio of Investments – continued

Money Market Funds (v) - 2.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	6,055,217	$6,055,217
Total Investments (Identified Cost, $277,556,225)		$289,344,881

Other Assets, Less Liabilities - 0.9%		2,761,601
Net Assets - 100.0%		$292,106,482

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,411,330, representing 25.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$110,000	$114,400
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045	1/21/11-10/25/11	9,223	25
Academy Ltd., 9.25%, 2019	8/29/11-10/14/11	148,596	155,775
American Media, Inc., 13.5%, 2018	12/28/10	28,954	25,106
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/28/10	256,868	285,078
Atlantic Power Corp., 9%, 2018	10/26/11	107,218	109,450
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	474,555	266,844
Beagle Acquisition Corp., 11%, 2019	10/14/11	65,000	67,600
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	100,000	99,785

Portfolio of Investments – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Centrais Eletricas Brasileiras S.A., 5.75%, 2021	10/20/11	$1,212,000	$1,254,420
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	724,056	742,721
Chesapeake Energy Corp., 6.625%, 2019	10/25/11	100,000	102,750
Corporacion Nacional del Cobre de Chile, 3.875%, 2021	10/27/11	197,178	199,179
Crest Ltd., “A1” CDO, FRN, 0.843%, 2018	1/21/10	538,406	586,999
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	220,000	235,950
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	217,498	197,800
Falcon Franchise Loan LLC, FRN, 4.616%, 2023	1/18/02	53,046	85,507
Falcon Franchise Loan LLC, FRN, 3.576%, 2025	1/29/03	115,966	103,495
FelCor Escrow Holdings LLC, 6.75%, 2019	10/14/11	76,846	78,413
Fortescue Metals Group Ltd., 6.875%, 2018	10/03/11-10/04/11	73,989	81,600
Fortescue Metals Group Ltd., 8.25%, 2019	10/25/11-10/27/11	186,650	186,850
GMAC LLC, FRN, 6.02%, 2033	11/17/00	777,093	797,177
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,836	107,929
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11-9/12/11	120,066	123,625
LBI Media, Inc., 8.5%, 2017	7/18/07	187,885	124,450
Laredo Petroleum, Inc., 9.5%, 2019	10/12/11	201,993	212,000
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	427,335	403,622
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039	7/20/04	144,752	130,655
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	106,455	106,575
Pernod-Ricard S.A., 4.45%, 2022	10/20/11	212,460	219,263
Petroleos Mexicanos, 6.5%, 2041	10/12/11	298,220	313,170
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013	12/06/04	894,863	843,452
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032	1/07/05	1,170,513	1,111,947
Sealed Air Corp., 8.125%, 2019	9/16/11	50,000	54,250
Sealed Air Corp., 8.375%, 2021	9/16/11	50,000	54,125
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	221,835	209,550
Total Restricted Securities			$9,791,537
% of Net assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 10/31/11

Forward Foreign Currency Exchange Contracts at 10/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank	441,000	1/12/12	$421,244	$441,720	$20,476
BUY	CNY	Deutsche Bank	9,233,000	11/16/11	1,437,378	1,452,905	15,527
BUY	EUR	CS First Boston	1,127,066	1/12/12	1,521,799	1,558,804	37,005
BUY	EUR	HSBC Bank	1,127,066	1/12/12	1,519,714	1,558,804	39,090
SELL	JPY	CS First Boston	130,170,629	1/12/12	1,697,538	1,667,418	30,120
BUY	SEK	Barclays Bank	140,852	1/12/12	20,635	21,529	894
BUY	SEK	Deutsche Bank	140,852	1/12/12	20,640	21,530	890

							$144,002

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,534,747	1/12/12	$1,464,958	$1,537,254	$(72,296)
SELL	EUR	UBS AG	9,615,106	12/15/11	13,106,639	13,299,742	(193,103)
SELL	GBP	Barclays Bank	1,021,362	1/12/12	1,569,844	1,641,040	(71,196)
SELL	GBP	Deutsche Bank	1,021,362	1/12/12	1,570,042	1,641,039	(70,997)
BUY	IDR	JP Morgan Chase Bank	4,086,041,000	11/07/11	463,322	461,318	(2,004)

							$(409,596)

Portfolio of Investments – continued

Swap Agreements at 10/31/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	1,260,000 (a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$17,016

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,683.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $271,501,008)	$283,289,664
Underlying affiliated funds, at cost and value	6,055,217
Total investments, at value (identified cost, $277,556,225)	$289,344,881
Cash	104,672
Receivables for
Forward foreign currency exchange contracts	144,002
Investments sold	160,836
Fund shares sold	829,842
Interest and dividends	4,587,774
Swaps, at value (net unamortized premiums received, $1,683)	17,016
Total assets	$295,189,023
Liabilities
Payables for
Distributions	$280,365
Forward foreign currency exchange contracts	409,596
Investments purchased	1,736,796
Fund shares reacquired	402,200
Payable to affiliates
Investment adviser	2,340
Shareholder servicing costs	94,997
Distribution and service fees	14,378
Payable for independent Trustees’ compensation	27,330
Accrued expenses and other liabilities	114,539
Total liabilities	$3,082,541
Net assets	$292,106,482
Net assets consist of
Paid-in capital	$299,054,737
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,534,779
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,500,761)
Undistributed net investment income	17,727
Net assets	$292,106,482
Shares of beneficial interest outstanding	44,418,026

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$203,154,846	30,802,425	$6.60
Class B	34,111,524	5,215,094	6.54
Class C	46,531,371	7,139,887	6.52
Class I	8,308,741	1,260,620	6.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.93 [100 / 95.25 x $6.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 10/31/11

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,699,617
Dividends	63,495
Dividends from underlying affiliated funds	8,618
Foreign taxes withheld	(591)
Total investment income	$16,771,139
Expenses
Management fee	$1,915,200
Distribution and service fees	1,346,717
Shareholder servicing costs	427,812
Administrative services fee	51,627
Independent Trustees’ compensation	12,963
Custodian fee	89,471
Shareholder communications	46,626
Auditing fees	57,727
Legal fees	4,695
Miscellaneous	87,734
Total expenses	$4,040,572
Fees paid indirectly	(85)
Reduction of expenses by investment adviser	(333,463)
Net expenses	$3,707,024
Net investment income	$13,064,115
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,698,105
Futures contracts	51,360
Swap transactions	12,775
Foreign currency transactions	(915,085)
Net realized gain (loss) on investments and foreign currency transactions	$1,847,155
Change in unrealized appreciation (depreciation)
Investments	$(7,262,197)
Futures contracts	(54,907)
Swap transactions	(6,304)
Translation of assets and liabilities in foreign currencies	881,556
Net unrealized gain (loss) on investments and foreign currency translation	$(6,441,852)
Net realized and unrealized gain (loss) on investments and foreign currency	$(4,594,697)
Change in net assets from operations	$8,469,418

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 10/31
	2011	2010
Change in net assets
From operations
Net investment income	$13,064,115	$14,207,232
Net realized gain (loss) on investments and foreign currency transactions	1,847,155	5,010,732
Net unrealized gain (loss) on investments and foreign currency translation	(6,441,852)	14,501,475
Change in net assets from operations	$8,469,418	$33,719,439
Distributions declared to shareholders
From net investment income	$(14,125,956)	$(14,890,727)
Change in net assets from fund share transactions	$(9,516,872)	$18,819,504
Total change in net assets	$(15,173,410)	$37,648,216
Net assets
At beginning of period	307,279,892	269,631,676
At end of period (including undistributed net investment income of $17,727 and $415,956, respectively)	$292,106,482	$307,279,892

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.72	$6.30	$5.43	$6.67	$6.70
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.33	$0.33	$0.37	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)	0.44	0.98	(1.22)	(0.04)
Total from investment operations	$0.21	$0.77	$1.31	$(0.85)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.44)	$(0.39)	$(0.38)
Net asset value, end of period	$6.60	$6.72	$6.30	$5.43	$6.67
Total return (%) (r)(s)(t)(x)	3.24	12.56	25.36	(13.37)	5.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.18	1.28	1.28	1.29
Expenses after expense reductions (f)	1.05	1.02	0.92	0.83	0.83
Net investment income	4.62	5.14	5.86	5.74	5.79
Portfolio turnover	38	49	53	45	55
Net assets at end of period (000 omitted)	$203,155	$216,200	$188,786	$147,255	$185,193

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.66	$6.24	$5.38	$6.59	$6.63
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.28	$0.29	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)	0.44	0.96	(1.19)	(0.04)
Total from investment operations	$0.16	$0.72	$1.25	$(0.86)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period	$6.54	$6.66	$6.24	$5.38	$6.59
Total return (%) (r)(s)(t)(x)	2.45	11.80	24.45	(13.70)	4.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.94	2.01	1.94	1.94
Expenses after expense reductions (f)	1.80	1.77	1.63	1.48	1.48
Net investment income	3.92	4.46	5.22	5.16	5.13
Portfolio turnover	38	49	53	45	55
Net assets at end of period (000 omitted)	$34,112	$39,468	$39,976	$38,838	$60,044

Class C	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.64	$6.22	$5.35	$6.56	$6.60
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.28	$0.29	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)	0.44	0.97	(1.19)	(0.04)
Total from investment operations	$0.16	$0.72	$1.26	$(0.86)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period	$6.52	$6.64	$6.22	$5.35	$6.56
Total return (%) (r)(s)(t)(x)	2.45	11.82	24.74	(13.79)	4.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.94	2.01	1.95	1.94
Expenses after expense reductions (f)	1.80	1.77	1.64	1.48	1.48
Net investment income	3.94	4.47	5.19	5.19	5.14
Portfolio turnover	38	49	53	45	55
Net assets at end of period (000 omitted)	$46,531	$46,789	$37,931	$23,491	$30,385

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 10/31
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.72	$6.30	$5.43	$6.66	$6.71
Income (loss) from investment operations
Net investment income (d)	$0.32	$0.35	$0.35	$0.39	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)	0.43	0.97	(1.20)	(0.06)
Total from investment operations	$0.22	$0.78	$1.32	$(0.81)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.45)	$(0.42)	$(0.41)
Net asset value, end of period	$6.59	$6.72	$6.30	$5.43	$6.66
Total return (%) (r)(s)(x)	3.34	12.84	25.71	(12.93)	5.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.93	1.00	0.93	0.95
Expenses after expense reductions (f)	0.80	0.77	0.64	0.48	0.48
Net investment income	4.83	5.36	6.10	6.10	6.08
Portfolio turnover	38	49	53	45	55
Net assets at end of period (000 omitted)	$8,309	$4,823	$2,939	$1,679	$2,458

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures

Notes to Financial Statements – continued

contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net

Notes to Financial Statements – continued

asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,298,525	$467,625	$95,993	$1,862,143
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	250,508	—	250,508
Non-U.S. Sovereign Debt	—	57,897,570	—	57,897,570
Corporate Bonds	—	157,292,097	—	157,292,097
Residential Mortgage-Backed Securities	—	4,414,044	—	4,414,044
Commercial Mortgage-Backed Securities	—	4,186,120	—	4,186,120
Asset-Backed Securities (including CDOs)	—	3,515,210	—	3,515,210
Foreign Bonds	—	53,481,602	—	53,481,602
Floating Rate Loans	—	390,370	—	390,370
Mutual Funds	6,055,217	—	—	6,055,217
Total Investments	$7,353,742	$281,895,146	$95,993	$289,344,881

Other Financial Instruments
Swaps	$—	$17,016	$—	$17,016
Forward Foreign Currency Exchange Contracts	—	(265,594)	—	(265,594)

Notes to Financial Statements – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/10	$29,171
Realized gain (loss)	(10,199)
Change in unrealized appreciation (depreciation)	(18,972)
Sales	0
Transfers into level 3	95,993
Balance as of 10/31/11	$95,993

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$144,002	$(409,596)
Credit	Credit Default Swaps	17,016	—
Total		$161,018	$(409,596)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$51,360	$—	$—
Foreign Exchange	—	—	(1,111,860)
Credit	—	12,775	—
Total	$51,360	$12,775	$(1,111,860)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended October 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(54,907)	$—	$—
Foreign Exchange	—	—	916,147
Credit	—	(6,304)	—
Total	$(54,907)	$(6,304)	$916,147

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions

Notes to Financial Statements – continued

traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the

Notes to Financial Statements – continued

margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets

Notes to Financial Statements – continued

and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in

Notes to Financial Statements – continued

this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At October 31, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest

Notes to Financial Statements – continued

date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	10/31/11	10/31/10
Ordinary income (including any short-term capital gains)	$14,125,956	$14,890,727

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$279,512,423
Gross appreciation	17,343,480
Gross depreciation	(7,511,022)
Net unrealized appreciation (depreciation)	$9,832,458
Undistributed ordinary income	2,915,956
Capital loss carryforwards	(15,077,313)
Other temporary differences	(4,619,356)

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(1,857,158)
10/31/16	(6,482,036)
10/31/17	(6,738,119)
Total	$(15,077,313)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 10/31/11	Year ended 10/31/10
Class A	$10,246,663	$10,912,847
Class B	1,533,882	1,843,592
Class C	2,012,309	1,941,557
Class I	333,102	192,731
Total	$14,125,956	$14,890,727

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the year end October 31, 2011, this waiver amounted to $147,327 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year end October 31, 2011 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the year end October 31, 2011, this reduction amounted to $184,925 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $54,131 for the year ended October 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$512,046
Class B	0.75%	0.25%	1.00%	1.00%	361,163
Class C	0.75%	0.25%	1.00%	1.00%	473,508
Total Distribution and Service Fees					$1,346,717

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2011 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1999 are subject to a service fee of 0.15% annually. This agreement terminated on January 1, 2011. Effective January 1, 2011, all Class A assets are subject to the full service fee of 0.25%.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2011, were as follows:

Amount
Class A	$11,036
Class B	40,703
Class C	8,396

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended October 31, 2011, the fee was $195,325, which equated to 0.0663% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $232,487.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements – continued

The administrative services fee incurred for the year ended October 31, 2011 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,883 and the Retirement Deferral plan resulted in an expense of $193. Both amounts are included in independent Trustees’ compensation for the year ended October 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $27,324 at October 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,710 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

Notes to Financial Statements – continued

in the amount of $1,211, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,604,342	$11,393,894
Investments (non-U.S. Government securities)	$101,097,114	$110,425,249

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,619,855	$37,218,670	6,776,547	$43,542,988
Class B	1,160,822	7,620,622	1,461,804	9,325,057
Class C	1,779,400	11,673,078	1,833,402	11,669,423
Class I	799,259	5,297,189	373,594	2,438,072
	9,359,336	$61,809,559	10,445,347	$66,975,540
Shares issued to shareholders in reinvestment of distributions
Class A	1,174,857	$7,782,618	1,224,323	$7,903,233
Class B	149,130	979,483	186,593	1,192,386
Class C	204,972	1,340,523	196,495	1,252,762
Class I	39,016	258,116	23,393	151,167
	1,567,975	$10,360,740	1,630,804	$10,499,548
Shares reacquired
Class A	(8,163,561)	$(54,102,705)	(5,785,189)	$(37,277,442)
Class B	(2,019,616)	(13,269,096)	(2,126,695)	(13,574,117)
Class C	(1,895,497)	(12,363,505)	(1,079,391)	(6,858,191)
Class I	(295,674)	(1,951,865)	(145,550)	(945,834)
	(12,374,348)	$(81,687,171)	(9,136,825)	$(58,655,584)

Notes to Financial Statements – continued

	Year ended 10/31/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(1,368,849)	$(9,101,417)	2,215,681	$14,168,779
Class B	(709,664)	(4,668,991)	(478,298)	(3,056,674)
Class C	88,875	650,096	950,506	6,063,994
Class I	542,601	3,603,440	251,437	1,643,405
	(1,447,037)	$(9,516,872)	2,939,326	$18,819,504

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended October 31, 2011, the fund’s commitment fee and interest expense were $2,470 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,146,433	66,700,849	(63,792,065)	6,055,217

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,618	$6,055,217

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VIII and Shareholders of MFS Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Income Fund (the Fund), (one of the portfolios comprising MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Income Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 16, 2011

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
Robert C. Pozen (k) (age 65)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)	Medtronic, Inc, (medical devices), Director (since 2004); The Nielsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November 2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 56)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 66)	Trustee	December 2004	Private investor	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (property and casualty insurance), Director
Robert W. Uek (age 70)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Maria F. DiOrioDwyer (k) (age 52)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer Chief Compliance Officer (since December 2006)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Christopher R. Bohane (k) (age 37)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
John M. Corcoran (k) (age 46)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President	N/A
Timothy M. Fagan (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A
Brian E. Langenfeld (k) (age 38)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 61)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 59)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 67)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
James O. Yost (k) (age 51)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street, Boston, MA 02116
Portfolio Managers
William Adams James Calmas David Cole Robert Persons Matthew Ryan Erik Weisman

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the advisory fee waiver and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group,

Board Review of Investment Advisory Agreement – continued

and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and other similar services, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“D&T”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended October 31, 2011 and 2010, audit fees billed to the Funds by D&T and E&Y were as follows:

	Audit Fees
	2011	2010[5]
Fees billed by D&T:
MFS Global Growth Fund	52,373	51,812

	Audit Fees
	2011	2010
Fees billed by E&Y:
MFS Strategic Income Fund	46,752	46,252

For the fiscal years ended October 31, 2011 and 2010, fees billed by D&T and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2011	2010	2011	2010	2011	2010
Fees billed by D&T:
To MFS Global Growth Fund	0	0	5,585	5,524	601	2,035
To MFS and MFS Related Entities of MFS Global Growth Fund *	824,004	1,354,540	0	0	0	0

	2011	2010
Aggregate fees for non-audit services:
To MFS Global Growth Fund, MFS and MFS Related Entities#	1,317,435	1,736,995

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2011	2010	2011	2010	2011	2010
Fees billed by E&Y:
To MFS Strategic Income Fund	0	0	9,436	9,276	0	0
To MFS and MFS Related Entities of MFS Strategic Income Fund*	0	0	0	0	0	0

	2011	2010
Aggregate fees for non-audit services:
To MFS Strategic Income Fund, MFS and MFS Related Entities#	110,800	247,952

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by D&T or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees included under “All Other Fees” are fees for products and services provided by D&T other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,”

including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.
[4]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[5]	D&T fees reported in 2010 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended October 31, 2010.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.